Related-Party Transactions	12 Months Ended
Dec. 31, 2019
Related-Party Transactions
Related-Party Transactions

23. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2019 is set out in the table below:

	2019
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	74	—	106	180
Mr. Antoine Papiernik	104	—	—	104
Ms. Alison Lawton	41	—	107	148
Mr. Paul Baart	144	—	—	144
Mr. James Shannon	48	—	109	157
Mr. Bart Filius	30	—	26	56
Ms. Theresa Heggie	19	—	18	37
	460	—	366	826

The remuneration of the supervisory board members in 2018 is set out in the table below:

	2018
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	69	105
Mr. Antoine Papiernik	72	—	—	72
Ms. Alison Lawton	31	—	75	106
Mr. Paul Baart	80	—	—	80
Mr. James Shannon	33	—	73	106
	252	—	217	469

The 2017 remuneration is set out in the table below:

	2017
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	87	123
Mr. Henri Termeer	28	—	160	188
Mr. Antoine Papiernik	76	—	—	76
Ms. Alison Lawton	31	—	99	130
Mr. Paul Baart	84	—	—	84
Mr. James Shannon	33	—	92	125
	288	—	438	726

As at December 31, 2019:

•

Mr. Dinko Valerio holds 693,420 ordinary shares in the Company, as well as 130,843 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2019, Mr. Valerio was granted 14,918 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 13.78 per option. In 2018, Mr. Valerio was granted 27,500 options at an average exercise price of € 2.74 per option. In 2017, Mr. Valerio was granted 32,164 options at an average exercise price of € 4.65 per option. On September 12, 2017, Mr. Valerio provided a convertible loan to Amylon Therapeutics B.V. This loan is interest-bearing at an average rate of 8% per annum and is convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 months in equal quarterly terms.

•

Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 2,764,194 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.

•

Ms. Alison Lawton holds 111,391 options. In 2019, Ms. Lawton was granted 14,918 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 13.78 per option. In 2018, Ms. Lawton was granted 27,500 options with an average exercise price of € 2.74 per option. In 2017, Ms. Lawton was granted 32,164 options with an average exercise price of € 4.65 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

•

Mr. James Shannon holds 61,538 ordinary shares in the Company and 107,651 options. In 2019, Mr. Shannon was granted 14,918 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 13.78 per option. In 2018, Mr. Shannon was granted 27,500 options at an exercise price of € 2.74 per option. In 2017, Mr. Shannon was granted 32,164 options at an exercise price of € 4.65 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

•

Mr. Bart Filius holds 12,755 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2019, Mr. Filius was granted 12,755 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 10.47 per option.

•

Ms. Theresa Heggie holds 13,334 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2019, Ms. Heggie was granted 13,334 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 8.00 per option.

(b) Compensation of key management

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2019 amounted to € 6,117,000 with the details set out in the table below:

	2019
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	722	10	1,533	2,265
Management Board	722	10	1,533	2,265
Senior Management	1,545	48	2,259	3,852
	2,267	58	3,792	6,117
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 273,000 based on goals realized in 2019.

The total remuneration of the management board and senior management in 2018 amounted to € 5,481,000 with the details set out in the table below:

	2018
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	726	9	668	1,403
Mr. R.K. Beukema[2]	809	16	464	1,289
Management Board	1,535	25	1,132	2,692
Senior Management	1,726	64	999	2,789
	3,261	89	2,131	5,481
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 281,000 based on goals realized in 2018.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 134,000 based on goals realized in 2018.

The total remuneration of the management board and senior management in 2017 amounted to € 5,096,000 with the details set out in the table below:

	2017
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	570	8	622	1,200
Mr. R.K. Beukema[2]	411	15	261	687
Management Board	981	23	883	1,887
Senior Management	1,719	66	1,424	3,209
	2,700	89	2,307	5,096
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 217,000 based on goals realised in 2017.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 113,000 based on goals realised in 2017.

As at December 31, 2019:

•

Mr. Daniel de Boer holds 705,309 ordinary shares in the Company as well as 1,081,815 options. In 2019, Mr. de Boer was awarded 253,192 options to acquire ordinary shares at an exercise price of € 13.78 per option. In 2018, Mr. de Boer was awarded 379,285 options at an exercise price of € 2.74 per option. In 2017, Mr. de Boer was awarded 239,717 options at an exercise price of € 4.65 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 7.5 years at December 31, 2019.

ProQR does not grant any loans, advance payments and guarantees to members of the Management and Supervisory Board.